Deutsche Asset Management


[GRAPHIC OMITTED]


Mutual Fund


                               Semi-Annual Report


                                                                  March 31, 2002


PreservationPlus Income Fund



                                                              [LOGO OMITTED]
                                                              A Member of the
                                                              DEUTSCHEBANK GROUP

PreservationPlus Income Fund
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TABLE OF CONTENTS


              LETTER TO SHAREHOLDERS .....................................   3
              PERFORMANCE COMPARISON .....................................   7

              PRESERVATIONPLUS INCOME FUND
                 Statement of Assets and Liabilities .....................   8
                 Statement of Operations .................................   9
                 Statements of Changes in Net Assets .....................  10
                 Financial Highlights ....................................  11
                 Notes to Financial Statements ...........................  12

              PRESERVATIONPLUS INCOME PORTFOLIO
                 Schedule of Portfolio Investments .......................  14
                 Statement of Assets and Liabilities .....................  20
                 Statement of Operations .................................  21
                 Statements of Changes in Net Assets .....................  22
                 Financial Highlights ....................................  23
                 Notes to Financial Statements ...........................  24




--------------------------------------------------------------------------------
   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

PreservationPlus Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



We are pleased to present you with this semi-annual report for Deutsche Asset Management's PreservationPlus Income Fund (the 'Fund'), providing a detailed review of the market, the Portfolio (the Fund invests all of its assets in a master portfolio with the same goal as the Fund), and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The PreservationPlus Income Fund was the first SEC registered mutual fund specifically designed as an investment alternative for individuals with IRAs previously invested in bond funds, money market funds, savings accounts and CDs, as well as rollovers from retirement programs invested in traditional GIC commingled funds and other stable value products.(1) It is well worth noting that until this Fund was introduced in December 1998, the only alternative retirement plan rollovers had for their conservative, stable value assets was money market funds. The PreservationPlus Income Fund seeks to deliver a high level of current income while seeking to maintain a stable value per share. The Fund is offered to Traditional IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension IRAs (SEP IRAs), Savings Incentive Match Plans for Employees (SIMPLE IRAs), and Keogh plans.

We are pleased to report that Morningstar(R) has rated PreservationPlus Income Fund the highest Overall Morningstar Rating(TM) (five stars) out of 1,878 taxable bonds funds, as of March 31, 2002, based on its risk-adjusted performance.(2)

MARKET ACTIVITY
OVERALL, THE US FIXED INCOME MARKETS PRODUCED LOW BUT POSITIVE NOMINAL RETURNS FOR THE SEMI-ANNUAL PERIOD.
o All major components of the Lehman Aggregate Bond Index(3) outperformed US Treasuries for the six month period.
o For the six months ended March 31, 2002, US credit securities (formerly known as corporate securities) delivered the best performance relative to duration-adjusted US Treasuries, gaining 0.62% on an absolute total return basis.
o For the semi-annual period, two-year US Treasury yields rose 0.88% to 3.72%, five-year Treasury yields increased 1.04% to 4.84%, ten-year Treasury yields rose 0.81% to 5.40%, and the thirty-year Treasury yield increased 0.38% to 5.80%.

EVIDENCE OF AN IMPROVING US ECONOMY AND A CHANGE IN BIAS FROM 'EASING' TO 'NEUTRAL' BY THE FEDERAL RESERVE BOARD DURING THE SEMI-ANNUAL PERIOD CONTRIBUTED MOST TO THE LACKLUSTER PERFORMANCE BY THE US FIXED INCOME MARKETS.
o September 11th had dramatically exacerbated global pessimism. The terrorist attacks spawned a wave of massive layoffs in the entertainment and transportation industries. In November, the global recession that was previously a matter of speculation was finally confirmed. Central banks, including the US Federal Reserve Board, rushed to supply liquidity.
o However, after the fears of business and consumer spending grinding to a standstill generated immediately following September 11th did not materialize, the primary debate within the financial markets centered upon when the global economy would emerge from its recessionary spiral. The Federal Reserve Board continued to provide liquidity to the financial markets by cutting interest rates three more times during the fourth quarter of 2001 in an effort to stabilize consumer and business confidence.



--------------------------------------------------------------------------------
1 Source: Financial Planning 12/98. Unlike CDs and bank savings accounts, shares of the Fund are not deposits or obligations of, or guaranteed by any bank and the shares are not federally insured or guaranteed by the US government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. In addition, unlike the Fund, CDs and bank savings accounts generally offer a fixed rate of return.
2 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Morningstar(R) proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance and are subject to change every month. Ratings are calculated from the Fund's three-, five-, and ten-year (if applicable) average annual returns in excess of 90-day US Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day US Treasury bill returns. The Overall Morningstar Rating(TM) is a weighted average of the Fund's three-, five- and ten-year (if applicable) risk adjusted performance. For the three year period ended March 31, 2002, the PreservationPlus Income Fund received five stars and was rated among 1,878 Taxable Bond Funds. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The Fund was rated exclusively against US-domiciled funds.
3 Lehman Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass-through and asset-backed securities with average maturities of one year or more.


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                                        3

PreservationPlus Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


o Economic data released during the first quarter of 2002 turned a little more positive and pointed to signs of a bottoming in the economy. It became clear by February 2002 that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle. In fact, in March, the Federal Reserve Board shifted from an easing to a neutral bias, citing a slow economic recovery in progress. The fixed income markets began pricing in potential interest rate increases by mid-year 2002.
o At the end of the semi-annual period, the targeted federal funds rate stood at 1.75%, which is low by historical standards.
o This economic environment, along with improved performance in the equity markets, led to more difficult circumstances for fixed income investors during the semi-annual period.

INVESTMENT REVIEW
THE FUND WAS PRIMARILY DIVERSIFIED ACROSS THE MAJOR SECTORS OF THE INVESTMENT GRADE FIXED INCOME MARKET. As of March 31, 2002, the portfolio was allocated 43.63% to corporate bonds, (includes approximately 8% in Deutsche High Yield Bond Fund), 20.99% to mortgage-backed securities, 18.78% to asset-backed securities, 7.87% to US Treasuries/ agencies and 8.73% to cash equivalents and other investments.(1) The portfolio management team decided to increase its position in the US high yield sector, within its corporate bond allocation, from an initial allocation of 4.4% at the end of September 2001 to approximately 8% at the end of March 2002. This successfully enabled the Fund to gain exposure to this sector at a time when high yield spreads were at historically wide levels.



                                                      CUMULATIVE TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                           6 Months   1 Year 3 Years     Since            1 Year 3 Years    Since
   March 31, 2002                                                  Inception(3)                       Inception(3)
------------------------------------------------------------------------------------------------------------------
 PreservationPlus Income Fund(2)               2.76%    5.88%  20.15%    21.76%            5.88%   6.31%    6.21%
------------------------------------------------------------------------------------------------------------------
 Lehman 1-3 Year US Government/
   Credit Index(4)                             0.84%    5.71%  20.50%    21.35%            5.71%   6.41%    6.14%
------------------------------------------------------------------------------------------------------------------
 iMoneyNet First-Tier Retail Money
   Funds Average(4)                            0.79%    2.58%  13.81%    15.04%            2.58%   4.40%    4.40%
------------------------------------------------------------------------------------------------------------------
 Wrapped Lehman Intermediate
   Aggregate Bond Index(4)                     2.92%    6.00%  18.92%    20.49%            6.00%   5.94%    5.90%
------------------------------------------------------------------------------------------------------------------
 Lipper Intermediate Investment
   Grade Debt Funds Average(5)                (0.29)%   4.23%  17.39%    16.77%            4.23%   5.48%    4.88%
------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
1 Other investments' include futures contracts and wrapper agreements as described in Note 5 on page 26 of this report.
2 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Performance does not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. The Fund seeks to maintain a constant $10.00 per share net asset value. The Fund is not a money market fund, and there can be no assurance that the Fund will be able to maintain a stable value per share. The Fund holds fixed income securities, money market instruments, futures, options and other instruments, and enters into Wrapper Agreements with insurance companies, banks and other financial institutions. These agreements are intended to stabilize the value per share. Please see the prospectus for more information on these agreements. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions.
3 The Fund's inception date is December 23, 1998. Benchmark returns are for the periods beginning December 31, 1998.
4 Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. Wrapped Lehman Intermediate Aggregate Bond Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Bond Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass-through and asset-backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.20%. This benchmark more closely reflects the market sector in which the Fund invests. iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
5 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.


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                                        4

PreservationPlus Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 By Sector as of March 31, 2002
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------

   Corporates ..........................................  35.61%
   Mortgages ...........................................  20.99
   Asset-Backed Securities .............................  18.78
   Cash Equivalents and Other Investments(1) ...........   8.73
   Deutsche High Yield Bond Fund .......................   8.02
   Treasury ............................................   7.38
   Agency ..............................................   0.49
                                                        -------
                                                        100.00%
                                                        =======
--------------------------------------------------------------------------------



This allocation of fixed income securities was intentionally weighted towards the corporate, asset-backed and mortgage sectors, as these sectors have historically offered higher yields than US government securities. The Fund employed its Global Asset Allocation (GAA) overlay strategy, which evaluates equity, bond, cash, and currency opportunities across domestic and international markets. Additionally, the Fund has entered into Wrapper Agreements that are intended to stabilize the Fund's NAV.

THE FUND WAS THE FIRST SEC REGISTERED MUTUAL FUND FOR IRA INVESTORS TO MAKE USE OF WRAPPER AGREEMENTS TO SEEK TO MAINTAIN A STABLE VALUE PER SHARE IN THE FACE OF FLUCTUATIONS IN VALUES DUE TO CHANGES IN YIELDS. To date, we have negotiated three Wrapper Agreements, each of which covers approximately one third of the fixed income securities and GAA strategy in the Portfolio. Generally speaking, Wrapper Agreements are issued by insurance companies, banks and other financial institutions. The Wrapper Agreements held by the Portfolio as of March 31, 2002 are issued by Bank of America, N.A., Transamerica Life Insurance & Annuity Co. and Caisse des Depots et Consignations. This was a successful strategy for the Fund.

THE FUND HAS MAINTAINED A HIGH QUALITY PORTFOLIO. The average credit quality of investments in the Fund was AA on March 31, 2002, measured using Standard & Poor's ratings. The average quality of the issuers of the Wrapper Agreements was maintained at AA+ over the semi-annual period, measured using Standard & Poor's ratings.(2) The Fund's duration at March 31, 2002 stood at 3.47 years.

MANAGER OUTLOOK
As the second quarter of 2002 begins, economic momentum appears to be building, and a recovery seems more apparent. Consumer demand remains resilient, buoyed by monetary and fiscal stimulus, lower energy prices, productivity-driven strength in real income, a firm housing market, and improved sentiment post-September 11th. A slower rate of inventory liquidation is adding to the economic recovery dynamic in classic fashion, ie by reviving manufacturing production, boosting job and income growth, and reinforcing the improvement in demand. After six quarters of Gross Domestic Product (GDP) growth averaging below 1%, the US seems to be returning to a trend-like 3.0% to 3.5% growth rate--a bit faster even than we had anticipated.

In our view, the Federal Reserve Board is likely to grow increasingly convinced that the US economic recovery is on a solid, self-sustained footing and that the unprecedented degree of policy accommodation in place throughout 2001 is no longer warranted. Although the Federal Reserve Board is unlikely to take action immediately, due to the lack of clear-cut signs of above-trend growth and rising inflation risks, we anticipate that it will slowly begin the process of unwinding the emergency interest rate cuts it made late in 2001 by its June 2002 meeting. We believe the Federal Reserve Board will then likely continue adjusting short-term rates back to a more historically 'normal' level over the subsequent six to twelve months.




--------------------------------------------------------------------------------
1 'Other investments' includes futures contracts and wrapper agreements as described in Note 5 on page 26 of this report.
2  Ratings are subject to change and do not remove market risk.


--------------------------------------------------------------------------------
                                        5

PreservationPlus Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



While the fixed income markets have given up ground as the economic recovery has strengthened, we believe these markets have now discounted at least as much Federal Reserve Board tightening for 2002 as we expect. The yield curve will likely begin flattening once the Federal Reserve Board actually starts raising interest rates and will probably continue returning to a more typical, flatter configuration as short-term interest rates are restored to more historically 'normal' levels. In our view, short and intermediate-term fixed income yields may rise further over the next year or so, as Federal Reserve Board tightening of monetary policy plays out. At the same time, we believe longer-term fixed income yields need not increase much further at all, especially given the likely benign inflation backdrop. As economic growth takes hold and companies return to profitability, corporate bonds have the potential to perform particularly well in our opinion.

We maintain our long-term perspective for the Fund, monitoring economic conditions and how they affect the financial markets, as we seek to provide a high level of current income while seeking to maintain a stable value per share. Our strategy is to continue to focus on selecting the highest quality spread sector assets--ie corporate, mortgage- and asset-backed--at the maximum yield possible, while normally maintaining a 5% cash allocation to provide liquidity. This liquidity facilitates the management of daily investor cash flows. Additionally, we expect the GAA overlay to boost returns, should world economic momentum begin to rebuild.

We value your support of the PreservationPlus Income Fund and look forward to serving your investment needs in the years ahead.













/S/SIGNATURES
John Axtell, Louis R. D'Arienzo and Eric Kirsch
Portfolio Managers of the
PRESERVATIONPLUS INCOME PORTFOLIO
March 31, 2002


--------------------------------------------------------------------------------
                                        6

PreservationPlus Income Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON(1)


PreservationPlus Income Fund, Lehman 1-3 Year US Government/Credit Index, iMoneyNet-First Tier Retail Money Funds Average and Wrapped Lehman Intermediate Aggregate Bond Index Growth of a $10,000 Investment (since inception)(2) [GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                Lehman 1-3 Year      iMoneyNet-First        Wrapped Lehman
         PreservationPlus    US Government/Credit   Tier Retail Money   Intermediate Aggregate
           Income Fund              Index(3)         Funds Average(3)       Income Index(3)
12/23/98     $10,000                $10,000              $10,000               $10,000
1/31/99       10,055                 10,043               10,038                10,025
2/28/99       10,094                 10,000               10,071                10,045
3/31/99       10,137                 10,071               10,107                10,087
4/30/99       10,180                 10,106               10,143                10,132
5/31/99       10,226                 10,097               10,179                10,177
6/30/99       10,282                 10,127               10,215                10,224
7/31/99       10,338                 10,156               10,253                10,269
8/31/99       10,393                 10,183               10,292                10,315
9/30/99       10,446                 10,252               10,331                10,365
10/31/99      10,501                 10,282               10,372                10,411
11/30/99      10,555                 10,305               10,414                10,461
12/31/99      10,611                 10,315               10,458                10,509
1/31/00       10,666                 10,315               10,504                10,558
2/29/00       10,720                 10,387               10,547                10,609
3/31/00       10,780                 10,446               10,595                10,657
4/30/00       10,839                 10,466               10,642                10,708
5/31/00       10,900                 10,504               10,692                10,760
6/30/00       10,958                 10,619               10,743                10,815
7/31/00       11,019                 10,692               10,797                10,868
8/31/00       11,077                 10,777               10,851                10,923
9/30/00       11,138                 10,866               10,904                10,978
10/31/00      11,200                 10,914               10,958                11,032
11/30/00      11,260                 11,016               11,011                11,088
12/31/00      11,322                 11,149               11,066                11,143
1/31/01       11,384                 11,307               11,119                11,199
2/28/01       11,439                 11,387               11,162                11,257
3/31/01       11,500                 11,480               11,207                11,309
4/30/01       11,560                 11,516               11,247                11,366
5/31/01       11,620                 11,587               11,284                11,422
6/30/01       11,678                 11,631               11,317                11,479
7/31/01       11,736                 11,778               11,349                11,535
8/31/01       11,794                 11,857               11,378                11,593
9/30/01       11,849                 12,034               11,414                11,651
10/31/01      11,907                 12,154               11,435                11,766
11/30/01      11,962                 12,121               11,450                11,822
12/31/01      12,018                 12,127               11,466                11,881
1/31/02       12,072                 12,162               11,480                11,939
2/28/02       12,122                 12,215               11,492                11,991
3/31/01       12,176                 12,135               11,504                12,049

--------------------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                     1 Year     3 Years      Since
   March 31, 2002                                      Inception(2)
--------------------------------------------------------------------------------
 PreservationPlus Income Fund          5.88%       6.31%      6.21%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of the 2% maximum redemption fee, which may apply in certain limited circumstances. Any redemption fees that have been retained by the Fund are reflected. Performance does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is December 23, 1998. Benchmark returns are for the periods beginning December 31, 1998.
3 Lehman 1-3 Year US Government/Credit Index, our primary benchmark, is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment grade corporate debt securities with maturities of one to three years. Wrapped Lehman Intermediate Aggregate Bond Index is a custom benchmark representing investment in a portfolio consisting of the Lehman Intermediate Aggregate Bond Index, an unmanaged index representing domestic taxable investment grade bonds with index components for government, corporate, mortgage pass-through and asset-backed securities with average maturities and durations in the intermediate range, and a book value wrapper agreement with an assumed expense level of 0.20%. This benchmark more closely reflects the market sector in which the Fund invests. iMoneyNet-First Tier Retail Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes retail money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations.

--------------------------------------------------------------------------------
                                        7

PreservationPlus Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


                                                                                                  MARCH 31, 2002
ASSETS
   Investment in the PreservationPlus Income Portfolio, at value ..................................  $80,795,509
   Receivable for capital shares sold .............................................................    3,280,300
   Due from administrator .........................................................................        8,034
   Prepaid expenses and other .....................................................................        9,125
                                                                                                     -----------
Total assets ......................................................................................   84,092,968
                                                                                                     -----------
LIABILITIES
   Payable for capital shares redeemed ............................................................       22,795
   Dividend payable ...............................................................................        7,844
   Accrued expenses and other .....................................................................       62,723
                                                                                                     -----------
Total liabilities .................................................................................       93,362
                                                                                                     -----------
NET ASSETS ........................................................................................  $83,999,606
                                                                                                     ===========
COMPOSITION OF NET ASSETS
   Paid-in capital ................................................................................  $84,367,996
   Undistributed net investment income ............................................................           84
   Accumulated net realized loss from investment and foreign currency transactions ................     (142,988)
   Net unrealized depreciation on investments and foreign currencies ..............................     (943,541)
   Net unrealized appreciation on wrapper agreements ..............................................      718,055
                                                                                                     -----------
NET ASSETS ........................................................................................  $83,999,606
                                                                                                     ===========
SHARES OUTSTANDING
   ($0.001 par value per share, unlimited number of shares authorized) ............................    8,399,808
                                                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) .....................................................  $     10.00
                                                                                                     ===========



See Notes to Financial Statements.


--------------------------------------------------------------------------------

PreservationPlus Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


                                                                                                      FOR THE SIX
                                                                                                     MONTHS ENDED
                                                                                                   MARCH 31, 2002
INVESTMENT INCOME
   Net investment income allocated from PreservationPlus Income Portfolio:
     Interest ........................................................................................  $ 906,994
     Dividends .......................................................................................     30,301
     Credited rate interest ..........................................................................     19,033
     Expenses(1) .....................................................................................   (112,361)
                                                                                                        ---------
   Net investment income from PreservationPlus Income Portfolio ......................................    843,967
                                                                                                        ---------
EXPENSES
   Administration and services fees ..................................................................     51,939
   Printing and shareholder reports ..................................................................     51,304
   Professional fees .................................................................................      9,333
   Registration fees .................................................................................      6,675
   Trustees fees .....................................................................................      5,080
   Miscellaneous .....................................................................................        224
                                                                                                        ---------
Total expenses .......................................................................................    124,555
Less: fee waivers and/or expense reimbursements ......................................................    (97,738)
                                                                                                        ---------
Net expenses .........................................................................................     26,817
                                                                                                        ---------
NET INVESTMENT INCOME ................................................................................    817,150
                                                                                                        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES
   AND WRAPPER AGREEMENTS
   Investment transactions ...........................................................................    (47,399)
   Foreign currency transactions .....................................................................    103,484
   Futures transactions ..............................................................................     (2,026)
   Net change in unrealized appreciation/depreciation on investments
     and foreign currencies ..........................................................................   (862,365)
   Net change in unrealized appreciation/depreciation on wrapper agreements ..........................    808,306
                                                                                                        ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES
   AND WRAPPER AGREEMENTS ............................................................................         --
                                                                                                        ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........................................................  $ 817,150
                                                                                                        =========

--------------------------------------------------------------------------------
1 For the six months ended March 31, 2002, the PreservationPlus Income Portfolio waived fees in the amount of $30,670, which was allocated to the fund on a pro-rated basis.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                           FOR THE SIX                   FOR THE
                                                                          MONTHS ENDED                YEAR ENDED
                                                                     MARCH 31, 2002(1)        SEPTEMBER 30, 2001
INCREASE IN NET ASSETS:
OPERATIONS
   Net investment income ..............................................    $   817,150               $    80,707
   Net realized gain from investment and foreign
     currency transactions ............................................         54,059                   172,279
   Net change in unrealized appreciation/depreciation on
     investments and foreign currencies ...............................       (862,365)                  (85,196)
   Net change in unrealized appreciation/depreciation on
     wrapper agreements ...............................................        808,306                   (87,083)
                                                                           -----------               -----------
   Net increase in net assets from operations .........................        817,150                    80,707
                                                                           -----------               -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..............................................       (817,066)                  (80,707)
                                                                           -----------               -----------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares ......................................     76,987,086                10,104,090
   Dividend reinvestments .............................................        798,053                    78,783
   Cost of shares redeemed ............................................     (3,655,589)                 (532,377)
                                                                           -----------               -----------
Net increase in net assets from capital share transactions ............     74,129,550                 9,650,496
                                                                           -----------               -----------
TOTAL INCREASE IN NET ASSETS ..........................................     74,129,634                 9,650,496
NET ASSETS
   Beginning of period ................................................      9,869,972                   219,476
                                                                           -----------               -----------
   End of period (including undistributed net investment
     income of $84 and $0, respectively) ..............................    $83,999,606               $ 9,869,972
                                                                           ===========               ===========


--------------------------------------------------------------------------------
1  Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                FOR THE SIX                              FOR THE     FOR THE PERIOD
                                               MONTHS ENDED                          YEARS ENDED   DEC. 23, 1998(2)
                                                  MARCH 31,                        SEPTEMBER 30,            THROUGH
                                                    2002(1)              2001               2000     SEPT. 30, 1999
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ............   $ 10.00            $10.00             $10.00             $10.00
                                                    -------            ------             ------             ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ........................      0.27              0.62               0.65               0.44
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................     (0.27)            (0.62)             (0.65)             (0.44)
                                                    -------            ------             ------             ------
NET ASSET VALUE, END OF PERIOD ..................    $10.00            $10.00             $10.00             $10.00
                                                    =======            ======             ======             ======
TOTAL INVESTMENT RETURN .........................      2.76%             6.38%              6.65%              4.46%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .............................   $84,000            $9,870              $ 219               $118
   Ratios to average net assets:
     Net investment income ......................      5.40%(3)          5.84%              6.52%              5.85%(3)
     Expenses after waivers, including
        expenses of the PreservationPlus
        Income Portfolio ........................      1.00%(3)          1.00%              1.00%              0.89%(3)
     Expenses before waivers, including
        expenses of the PreservationPlus
        Income Portfolio ........................      2.60%(3)          3.00%             34.37%            228.00%(3)

--------------------------------------------------------------------------------
1  Unaudited.
2  Commencement of operations.
3  Annualized.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the 'Company') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. PreservationPlus Income Fund (the 'Fund') is one of the funds the Company offers to investors.

The investment objective of the Fund is to seek a high level of current income while seeking to maintain a stable value per share. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the 'Portfolio'), a series of BT Investment Portfolios, an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On March 31, 2002, the Fund owned approximately 20% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses, including Wrapper Agreements, in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund pays monthly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.35%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through January 31, 2010, to the extent necessary, to limit all expenses to 1.50% of the average daily net assets of the Fund. Furthermore, the Advisor and Administrator have voluntarily agreed to waive their fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 1.00% of the average daily net assets of the Fund, including expenses of the Portfolio. The Advisor may terminate this voluntary waiver and reimbursement at any time without notice to shareholders.





--------------------------------------------------------------------------------

PreservationPlus Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

The Fund charges a fee of 2% on redemptions by non-qualified retirement plans unless the redemptions are directed by plan participants or the plan gives the Fund 12 months notice. If the 'interest rate trigger' is not active, the Fund waives the redemption fee.

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Fund's Distributor. The Fund pays the Distributor a shareholder servicing fee based on the average daily net assets of the Fund which is calculated daily and paid monthly at the maximum annual rate of 0.25%.

NOTE 4--CAPITAL SHARE TRANSACTIONS
There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

                            For the Six
                            Months Ended           For the Year Ended
                       March 31, 2002(1)           September 30, 2000
             ---------------------------    -------------------------
                Shares            Amount       Shares          Amount
             ---------       -----------    ---------     -----------
Sold         7,698,565       $76,987,086    1,010,409     $10,104,090
Reinvested      79,805           798,053        7,878          78,783
Redeemed      (365,559)       (3,655,589)     (53,238)       (532,377)
             ---------       -----------    ---------     -----------
Net
  increase   7,412,811       $74,129,550      965,049     $ 9,650,496
             =========       ===========      =======     ===========


--------------------------------------------------------------------------------
1  Unaudited.


--------------------------------------------------------------------------------

PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)



--------------------------------------------------------------------------------
  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
--------------------------------------------------------------------------------

              INVESTMENTS IN UNAFFILIATED ISSUERS
              ASSET BACKED SECURITIES--18.46%
              Americredit Automobile
               Receivables Trust,
 $3,400,000    4.61%, 2/8/09 ............   $3,337,198
              California Infrastructure PG&E:
  1,000,000    6.38%, 9/25/08 ...........    1,038,326
  2,000,000    6.42%, 9/25/08 ...........    2,078,797
              Capital Auto Receivables
               Asset Trust,
  3,100,000    4.16%, 7/16/07 ...........    3,080,829
              Chase Funding Mortgage Loan,
  3,000,000    7.674%, 10/25/19 .........    3,130,814
              Chemical Credit Card Master
               Trust 1,
  6,000,000    7.09%, 2/15/09 ...........    6,409,885
              Citibank Credit Card Issuance
               Trust,
  1,620,000    6.95%, 2/18/14 ...........    1,608,185
              Conseco Finance:
  3,300,000    6.32%, 4/15/32 ...........    3,341,985
  2,000,000    4.67%, 11/15/32 ..........    1,994,021
              Copelco Capital Funding Corp.,
  1,975,899    7.12%, 8/18/03 ...........    2,014,708
              DVI Receivables Corp.,
  2,900,000    3.519%, 6/11/05 ..........    2,878,594
              First Union Credit Card
               Master Trust,
  1,000,000    6.16%, 4/18/11 ...........      977,344
              Ford Credit Auto Owner Trust,
  2,750,000    4.79%, 11/15/06 ..........    2,733,845
              Franklin Auto Trust,
  2,740,000    4.55%, 7/20/09 ...........    2,711,884
              Household Private Label Credit
               Card Master Note Trust I,
  3,800,000    5.50%, 1/18/11 ...........    3,794,908
              Irwin Home Equity,
  2,000,000    4.85%, 12/25/14 ..........    2,013,067
              MBNA Credit Card Master Note
               Trust:
  1,000,000    6.55%, 12/15/08 ..........    1,014,092
    700,000    5.15%, 7/15/09 ...........      675,172
              MMCA Automobile Trust,
    400,000    5.75%, 6/15/07 ...........      406,793
              National City Auto
               Receivables Trust,
  3,640,000    4.83%, 8/15/09 ...........    3,608,150
              Nordstrom Private Label
               Credit Card Master,
  2,000,000    4.82%, 4/15/10 ...........    1,945,116
              Oakwood Mortgage Investors,
               Inc.:
  1,840,000    5.05%, 11/15/19 ..........    1,832,509
  2,910,000    5.01%, 3/15/20 ...........    2,886,596
              Prime Credit Card Master
               Trust,
  1,000,000    6.70%, 10/15/09 ..........    1,047,675
              Providian Master Trust,
  2,500,000    7.49%, 8/17/09 ...........    2,636,706


--------------------------------------------------------------------------------
  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
--------------------------------------------------------------------------------

              Residential Funding Mortgage
               Securities I:
 $2,949,357    8.00%, 5/25/13 ...........   $3,001,931
  3,000,000    5.03%, 1/25/14 ...........    2,984,671
              Residential Funding Mortgage
               Securities II,
  1,000,000    6.40%, 1/25/16 ...........    1,020,688
              Sears Credit Account Master
               Trust,
  2,000,000    5.65%, 3/17/09 ...........    2,056,835
              SSB RV Trust,
  5,000,000    6.30%, 4/15/16 ...........    4,923,049
              Union Acceptance Corp.,
  3,600,000    4.59%, 1/8/06 ............    3,566,829
              Vanderbilt Mortgage Finance,
    930,000    5.58%, 3/7/18 ............      912,367
                                          ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $77,206,890) ...................   77,663,569
                                          ------------

              CORPORATE DEBT--34.87%
              FINANCIALS--16.34%
              Abbey National PLC,
  1,000,000    6.69%, 10/17/05 ..........    1,033,532
              ABN Amro Bank, NV,
  1,000,000    7.25%, 5/31/05 ...........    1,068,439
              Allstate Corp.,
  1,000,000    7.20%, 12/1/09 ...........    1,047,526
              American Express,
  1,000,000    6.875%, 11/1/05 ..........    1,058,504
              American General Finance:
  1,440,000    5.875%, 12/15/05 .........    1,462,190
    700,000    5.75%, 3/15/07 ...........      696,833
              Aristar, Inc.,
  1,600,000    6.00%, 5/15/02 ...........    1,605,691
              Asian Development Bank,
  1,000,000    4.875%, 2/5/07 ...........      978,997
              Associates Corp.,
  1,500,000    8.55%, 7/15/09 ...........    1,675,011
              AT&T Corp.,
  1,000,000    6.50%, 3/15/29 ...........      833,754
              Avco Financial Services,
    425,000    6.00%, 8/15/02 ...........      429,943
              Bank of America Corp.:
  1,000,000    9.50%, 6/1/04 ............    1,096,639
  1,000,000    5.875%, 2/15/09 ..........      979,396
              Bank of Tokyo--Mitsubishi,
  1,000,000    8.40%, 4/15/10 ...........    1,052,915
              BankBoston,
  1,000,000    6.50%, 12/19/07 ..........    1,008,605
              Bear Stearns Co., Inc.,
  1,000,000    7.625%, 2/1/05 ...........    1,062,065

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
--------------------------------------------------------------------------------

              Boeing Capital Corp.,
 $1,425,000    6.35%, 11/15/07 ..........   $1,448,823
              Bombardier Capital, Inc.,
  1,000,000    7.30%, 12/15/02 ..........    1,026,968
              Chubb Corp.,
    500,000    6.00%, 11/15/11 ..........      483,093
              Citifinancial,
  1,000,000    6.50%, 8/1/04 ............    1,041,445
              Citigroup, Inc.,
    500,000    7.25%, 10/1/10 ...........      525,685
              CNA Financial,
  1,000,000    6.45%, 1/15/08 ...........      915,213
              Countrywide Home Loan,
  1,000,000    5.50%, 2/1/07 ............      978,641
              Credit Suisse First Boston,
               Inc.,
  1,500,000    6.125%, 11/15/11 .........    1,435,128
              Deutsche Telekom
               International Finance,
  1,000,000    7.75%, 6/15/05 ...........    1,040,647
              European Investment Bank,
  2,000,000    4.00%, 3/15/05 ...........    1,959,764
              Everest Reins Holding, Co.,
  1,000,000    8.75%, 3/15/10 ...........    1,085,218
              First Union Corp. WB:
  1,000,000    6.625%, 6/15/04 ..........    1,041,664
  1,000,000    7.50%, 7/15/06 ...........    1,058,926
              Ford Motor Credit:
    570,000    5.01%, 3/15/06 ...........      573,221
  1,000,000    7.375%, 10/28/09 .........      980,974
              General Electric Capital Corp.,
  1,000,000    6.75%, 9/11/03 ...........    1,044,379
              General Electric Capital Corp.:
    500,000    7.50%, 5/15/05 ...........      538,486
    825,000    5.00%, 2/15/07 ...........      803,824
    800,000    6.875%, 11/15/10 .........      825,039
              General Motors Acceptance Corp.,
  2,000,000    7.75%, 1/19/10 ...........    2,053,610
              Goldman Sachs Group, Inc.:
    150,000    7.50%, 1/28/05 ...........      159,458
  1,000,000    6.875%, 1/15/11 ..........    1,004,814
              Heller Financial, Inc.,
  1,000,000    7.875%, 5/15/03 ..........    1,050,820
              Household Finance Corp.:
  1,000,000    6.50%, 1/24/06 ...........    1,000,996
  1,000,000    6.50%, 11/15/08 ..........      971,492
              Inter-American Development
               Bank:
  1,000,000    6.50%, 10/20/04 ..........    1,051,743
  1,000,000    4.00%, 1/18/05 ...........      990,298
              John Deere Capital Corp.,
    450,000    7.00%, 3/15/12 ...........      446,235


--------------------------------------------------------------------------------
  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
--------------------------------------------------------------------------------

              John Hancock Financial Services,
 $1,000,000    5.625%, 12/1/08 ..........   $  971,137
              JP Morgan & Co., Inc.,
  1,000,000    6.00%, 1/15/09 ...........      973,708
              KFW International Finance,
  2,000,000    4.75%, 1/24/07 ...........    1,948,780
              Lehman Brothers Holding,
     50,000    7.25%, 10/15/03 ..........       52,431
              Lehman Brothers Holdings:
    950,000    6.625%, 12/27/02 .........      975,212
    775,000    8.25%, 6/15/07 ...........      848,186
              Merrill Lynch & Co.,
  1,000,000    6.64%, 9/19/02 ...........    1,017,799
              Metlife, Inc.,
  1,000,000    6.125%, 12/1/11 ..........      969,670
              Morgan Stanley Dean Witter:
  1,600,000    7.00%, 10/1/13 ...........    1,617,699
  3,000,000    6.39%, 7/15/33 ...........    3,004,925
              Paine Webber Group, Inc.,
  1,000,000    6.375%, 5/15/04 ..........    1,039,602
              Pemex Master Trust,
  1,000,000    7.875%, 2/1/09 ...........    1,012,500
              Santander Financial Issuance,
  1,500,000    6.80%, 7/15/05 ...........    1,560,018
              Suntrust Bank,
  1,000,000    6.375%, 4/1/11 ...........      998,883
              TCW High Income Partners,
  1,090,000    6.804%, 8/24/13 ..........    1,045,038
              Transamerica Finance Corp.,
  1,000,000    7.25%, 8/15/02 ...........    1,016,217
              US Bank NA,
  1,000,000    6.30%, 2/4/14 ............      974,479
              Verizon Global Funding Corp.,
  1,000,000    6.75%, 12/1/05 ...........    1,038,430
              Wells Fargo & Co.:
  1,000,000    7.25%, 8/24/05 ...........    1,063,268
  1,000,000    5.125%, 2/15/07 ..........      977,475
              Westdeutsche Landesbank NY,
  1,000,000    6.05%, 1/15/09 ...........      991,686
                                          ------------
TOTAL FINANCIALS
   (Cost $67,287,065) ...................   68,723,787
                                          ------------
              INDUSTRIALS--6.03%
              Alcoa, Inc.,
  1,000,000    6.00%, 1/15/12 ...........      970,532
              Coca-Cola Co.,
  1,000,000    4.00%, 6/1/05 ............      980,339
              Conagra Foods, Inc.,
  1,000,000    7.40%, 9/15/04 ...........    1,060,055

See Notes to Financial Statements.

--------------------------------------------------------------------------------

PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
--------------------------------------------------------------------------------

              Costco Wholesale Corp.,
 $1,000,000    5.50%, 3/15/07 ...........   $  997,112
              Delphi Auto Systems Corp.,
  1,000,000    6.50%, 5/1/09 ............      960,156
              Gannett Co., Inc.,
    500,000    6.375%, 4/1/12 ...........      497,058
              General Mills, Inc.,
  1,000,000    5.125%, 2/15/07 ..........      971,415
              Gillette Co.,
  1,000,000    4.00%, 5/30/05 ...........      979,345
              International Flavors &
               Fragrance,
  1,000,000    6.45%, 5/15/06 ...........      994,438
              Kraft Foods, Inc.,
  1,000,000    4.625%, 11/2/06 ..........      965,322
              News America Holdings,
  1,000,000    8.50%, 2/15/05 ...........    1,066,925
              Northrop-Grumman Corp.,
  1,000,000    7.00%, 3/1/06 ............    1,022,923
              Pepsi Bottling Holdings,
  1,000,000    5.625%, 2/17/09 ..........      971,685
              Raytheon Co.,
  1,000,000    7.90%, 3/1/03 ............    1,029,621
              Safeway, Inc.,
    825,000    6.50%, 11/15/08 ..........      834,766
              Target Corp.,
  1,900,000    5.875%, 3/1/12 ...........    1,840,644
              Tele-Commun, Inc.,
  1,000,000    9.25%, 4/15/02 ...........    1,002,098
              Time Warner, Inc.,
  1,000,000    7.48%, 1/15/08 ...........    1,039,013
              TYCO International Group,
  1,000,000    5.875%, 11/1/04 ..........      931,100
              Tyson Foods, Inc.,
  1,000,000    6.75%, 6/1/05 ............    1,018,872
              Unilever Capital Corp.,
  1,000,000    6.875%, 11/1/05 ..........    1,055,256
              Union Pacific Corp.,
  1,000,000    7.25%, 11/1/08 ...........    1,045,008
              United Technologies Corp.,
  1,000,000    7.125%, 11/15/10 .........    1,054,268
              Viacom, Inc.,
  1,000,000    7.70%, 7/30/10 ...........    1,070,285
              Walt Disney Co.,
  1,000,000    5.125%, 12/15/03 .........    1,012,197
                                          ------------
TOTAL INDUSTRIALS
   (Cost $25,010,382) ...................   25,370,433
                                          ------------

--------------------------------------------------------------------------------
  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
--------------------------------------------------------------------------------

              OTHER--8.21%
              AT&T Wireless Services, Inc.,
 $1,000,000    7.875%, 3/1/11 ...........   $  997,681
              Atlantic Richfield Bpa,
  1,000,000    10.875%, 7/15/05 .........    1,181,904
              Bellsouth Corp.,
  1,000,000    6.00%, 10/15/11 ..........      974,529
              BP Capital Markets PLC,
  1,000,000    4.00%, 4/29/05 ...........      981,169
              Bristol-Myer Squibb,
  1,000,000    5.75%, 10/1/11 ...........      962,588
              Cingular Wireless,
  1,000,000    6.50%, 12/15/11 ..........      961,029
              Compaq Computer,
  1,000,000    7.45%, 8/1/02 ............    1,010,048
              Conoco, Inc.,
  1,000,000    5.90%, 4/15/04 ...........    1,028,208
              Cox Communication, Inc.,
  1,000,000    7.50%, 8/15/04 ...........    1,040,501
              DaimlerChrysler NA Holdings,
  1,000,000    7.125%, 4/10/03 ..........    1,026,635
  1,200,000    7.40%, 1/20/05 ...........    1,244,951
              Deere & Co.,
  1,000,000    7.85%, 5/15/10 ...........    1,060,657
              Duke Capital Corp.,
  1,000,000    7.50%, 10/1/09 ...........    1,057,142
              Eli Lilly & Co.,
  1,000,000    6.00%, 3/15/12 ...........      986,560
              EOP Operating LP,
    350,000    7.75%, 11/15/07 ..........      368,776
              Federated Department Stores,
  1,000,000    6.90%, 4/1/29 ............      929,358
              Goodyear Tire & Rubber,
  1,000,000    8.50%, 3/15/07 ...........    1,009,283
              Hertz Corp.,
    850,000    7.00%, 7/1/04 ............      849,949
              International Business Machines,
  1,000,000    4.875%, 10/1/06 ..........      974,657
              Kroger Co.,
  1,000,000    7.45%, 3/1/08 ............    1,056,554
              Lockheed Martin Corp.,
  1,137,000    7.25%, 5/15/06 ...........    1,193,526
              Marriot International,
  1,000,000    6.875%, 11/15/05 .........    1,014,171
              Motorola, Inc.,
  1,000,000    7.625%, 11/15/10 .........      976,533


See Notes to Financial Statements.


--------------------------------------------------------------------------------

PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
--------------------------------------------------------------------------------

              Northwest Airlines NWAC,
 $  982,839    8.072%, 10/1/19 ..........   $1,030,519
              Occidental Petroleum,
  1,000,000    7.375%, 11/15/08 .........    1,038,812
              Phillips Pete,
  1,000,000    8.50%, 5/25/05 ...........    1,094,565
              PP&L Capital Funding, Inc.,
  1,000,000    8.375%, 6/15/07 ..........    1,062,267
              Sears Roebuck Acceptance,
  1,000,000    6.00%, 3/20/03 ...........    1,021,770
              Sprint Capital Corp.,
  1,000,000    6.875%, 11/15/28 .........      800,619
              TRW, Inc.,
  1,000,000    6.50%, 6/1/02 ............    1,003,059
              Verizon Wireless, Inc.,
  1,000,000    5.375%, 12/15/06 .........      959,949
              Vodafone Airtouch Group PLC,
  1,000,000    7.75%, 2/15/10 ...........    1,068,941
              Wal-Mart Stores,
  1,460,000    6.875%, 8/10/09 ..........    1,554,223
              Weyerhaeuser Co.,
  1,000,000    5.50%, 3/15/05 ...........      996,138
                                          ------------
TOTAL OTHER
   (Cost $33,718,037) ...................   34,517,271
                                          ------------
              UTILITIES--4.29%
              Arizona Pub Service Co.,
  1,000,000    6.50%, 3/1/12 ............      966,038
              British Telecom PLC:
  1,000,000    7.625%, 12/15/05 .........    1,062,208
  1,000,000    8.125%, 12/15/10 .........    1,086,265
              Clear Channel Communications,
  1,000,000    7.25%, 9/15/03 ...........    1,020,089
              Coastal Corp.,
  1,000,000    7.75%, 6/15/10 ...........    1,006,438
              Conoco, Inc.,
  1,000,000    6.35%, 4/15/09 ...........    1,000,931
              DTE Energy Co.,
  1,000,000    6.45%, 6/1/06 ............    1,008,139
              FirstEnergy Corp.,
  1,000,000    6.45%, 11/15/11 ..........      919,233
              France Telecom,
  1,000,000    7.75%, 3/1/11 ............    1,018,143

--------------------------------------------------------------------------------
  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
--------------------------------------------------------------------------------

              GTE California, Inc.,
 $1,000,000    5.50%, 1/15/09 ...........   $  938,469
              Keyspan Corp.,
    400,000    8.00%, 11/15/30 ..........      443,028
              MCI Worldcom, Inc.,
  1,000,000    6.95%, 8/15/06 ...........      844,787
              Niagara Mohawk Power,
  1,000,000    7.75%, 10/1/08 ...........    1,068,471
              Progress Energy, Inc.,
    335,000    6.75%, 3/1/06 ............      342,778
              Qwest Corp.,
  1,000,000    8.875%, 3/15/12 ..........      984,747
              SBC Communications,
  1,000,000    5.875%, 2/1/12 ...........      962,736
              Southern Carolina Electric & Gas,
  1,000,000    7.50%, 6/15/05 ...........    1,066,783
              Tosco Corp.,
  1,250,000    7.625%, 5/15/06 ..........    1,338,309
              Virginia Electric & Power,
  1,000,000    5.375%, 2/1/07 ...........      979,440
                                          ------------
TOTAL UTILITIES
   (Cost $17,663,826) ...................   18,057,032
                                          ------------
TOTAL CORPORATE DEBT
   (Cost $143,679,310) ..................  146,668,523
                                          ------------

              FOREIGN DEBT--1.50%
              Canada Government,
  1,000,000    6.375%, 11/30/04 .........    1,050,042
              Corp Andina de Fomento,
  1,000,000    7.75%, 3/1/04 ............    1,046,309
              Hanson Overseas BV,
  1,000,000    7.375%, 1/15/03 ..........    1,026,593
              HSBC Holding PLC,
  1,000,000    7.50%, 7/15/09 ...........    1,067,027
              Kingdom of Spain,
  1,000,000    7.00%, 7/19/05 ...........    1,068,781
              Province of Quebec,
  1,000,000    7.00%, 1/30/07 ...........    1,060,019
                                          ------------
TOTAL FOREIGN DEBT
   (Cost $6,211,762) ....................    6,318,771
                                          ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
--------------------------------------------------------------------------------

              COLLATERALIZED MORTGAGE
               OBLIGATIONS--10.56%
              Bank of America Mortgage
               Securities,
 $3,000,000    5.90%, 4/25/29 ...........   $3,059,460
              Bear Stearns Commercial
               Mortgage Securities:
    105,239    7.64%, 2/15/09 ...........      111,763
    904,435    7.11%, 9/15/09 ...........      945,927
  2,000,000    7.78%, 2/15/10 ...........    2,171,333
              Chase Mortgage Finance Corp.,
  3,000,000    6.75%, 8/25/29 ...........    3,075,810
              Citigroup Mortgage
               Securities, Inc.,
  3,000,000    6.50%, 7/25/28 ...........    3,037,767
              Credit Suisse First Boston,
  2,000,000    6.238%, 11/15/09 .........    2,022,981
              CS First Boston Mortgage
               Securities Corp.:
  1,580,000    5.73%, 3/25/32 ...........    1,578,395
  3,000,000    5.935%, 2/15/34 ..........    3,051,489
              DLJ Commercial Mortgage Corp.,
  3,000,000    7.30%, 6/10/32 ...........    3,180,367
              First Union National Bank
               Commercial Mortgage,
  1,105,156    7.184%, 9/15/08 ..........    1,154,789
              First Union-Lehman
               Brothers-Bank of America,
    304,739    6.28%, 6/18/07 ...........      313,058
              GE Capital Mortgage Services,
               Inc.:
    460,000    7.00%, 5/25/24 ...........      473,662
    532,852    6.00%, 7/25/29 ...........      536,928
              LB Commercial Conduit
               Mortgage Trust,
  2,715,892    6.41%, 8/15/07 ...........    2,798,600
              LB-UBS Commercial Mortgage
               Trust,
  2,390,066    7.95%, 7/15/09 ...........    2,571,633
              Morgan Stanley Capital I,
  2,302,944    6.76%, 7/15/09 ...........    2,393,025
              Morgan Stanley Dean Witter
               Capital I,
  3,610,000    5.72%, 12/18/32 ..........    3,498,929
              Norwest Asset Securities Corp.,
    615,864    6.75%, 8/25/29 ...........      628,415
              PNC Mortgage Acceptance Corp.,
  1,798,552    7.52%, 7/15/08 ...........    1,903,049
              Residential Asset
               Securitization Trust,
  2,220,000    6.18%, 5/25/32 ...........    2,222,775
              Residential Funding
               MortgageSecurities I:
    608,938    6.75%, 4/25/29 ...........      614,997
  3,000,000    7.10%, 12/25/29 ..........    3,065,400
                                          ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $42,764,571) ...................   44,410,552
                                          ------------

--------------------------------------------------------------------------------
  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
--------------------------------------------------------------------------------

              MORTGAGE BACKED SECURITIES--9.76%
              FGLMC GOLD,
 $2,514,412    7.50%, 10/1/24 ...........   $2,630,368
              FHLMC GOLD,
    522,878    8.00%, 3/1/27 ............      553,239
              FNCL:
  2,219,189    8.00%, 5/1/25 ............    2,354,299
  1,174,195    8.00%, 9/1/26 ............    1,243,493
    945,578    7.50%, 7/1/27 ............      984,403
  2,960,373    7.50%, 9/1/27 ............    3,081,925
  2,520,666    8.00%, 9/1/27 ............    2,670,545
    694,278    6.50%, 9/1/28 ............      694,902
    787,919    6.50%, 10/1/28 ...........      788,628
    748,467    6.50%, 12/1/28 ...........      749,140
              FNMA,
  4,341,751    7.369%, 1/17/13 ..........    4,584,833
              Freddie Mac:
  6,000,000    5.50%, 9/15/21 ...........    5,989,519
  6,000,000    5.00%, 11/15/21 ..........    5,961,041
  6,000,000    5.50%, 1/15/30 ...........    5,895,616
              GNMA,
  3,000,000    5.881%, 3/16/24 ..........    2,856,588
                                          ------------
TOTAL MORTGAGE BACKED SECURITIES
   (Cost $40,403,123) ...................   41,038,539
                                          ------------

              US GOVERNMENT & AGENCY
               OBLIGATIONS--0.49%
              FHLB,
  1,000,000    6.875%, 7/18/02 ..........    1,013,916
              FHLMC,
  1,000,000    6.25%, 7/15/04 ...........    1,046,894
                                          ------------
TOTAL US GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $1,983,375) ....................    2,060,810
                                          ------------

              US TREASURY SECURITIES--7.35%
              US Treasury Notes:
 12,550,000    2.75%, 10/31/03 ..........   12,438,719
  3,300,000    5.625%, 2/15/06 ..........    3,416,015
  9,150,000    3.50%, 11/15/06 ..........    8,653,896
  6,650,000    5.00%, 8/15/11 ...........    6,427,903
                                          ------------
TOTAL US TREASURY SECURITIES
   (Cost $31,484,412) ...................   30,936,533
                                          ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18
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PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS March 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
  PRINCIPAL
     AMOUNT  SECURITY                            VALUE
--------------------------------------------------------------------------------

              SHORT-TERM INSTRUMENTS--0.29%
              US Treasury Bill,
 $1,240,000    1.73%, 4/18/02 ...........   $1,239,081
                                          ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $1,239,081) ....................    1,239,081
                                          ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $344,972,524) ..................   350,336,378
                                          ------------

              INVESTMENTS IN AFFILIATED
               INVESTMENT COMPANIES--17.56%
 39,892,307   Cash Management
               Institutional Fund ....... $ 39,892,307
  4,718,222   Deutsche High Yield
               Bond Fund ................   33,971,195
                                          ------------
TOTAL INVESTMENTS IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $74,067,350) ...................   73,863,502
                                          ------------
TOTAL INVESTMENTS
   (Cost $419,039,874) .......... 100.84% $424,199,880
                                  ------  ------------
WRAPPER AGREEMENTS(1)
Bank of America NT & SA .................   (1,047,062)
Transamerica Life Insurance & Annuity Co.   (1,046,843)
Caisse des Depots et Consignations ......   (1,905,319)
                                          ------------
TOTAL WRAPPER AGREEMENTS ........  (0.95)   (3,999,224)
                                          ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES ...............   0.11       440,234
                                  ------  ------------
NET ASSETS ...................... 100.00% $420,640,890
                                  ======  ============


--------------------------------------------------------------------------------
1 Wrapper Agreements--Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount,upon the occurrence of certain specified events.
The following abbreviations are used in portfolio descriptions:
FGLMC -- Federal Government Loan Mortgage Company
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FNCL  -- Federal National Mortgage Association Class Loan



See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                       19
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PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


                                                                                                   MARCH 31, 2002
ASSETS
   Investment in unaffiliated issuers, at value (cost of $344,972,524) ...........................   $350,336,378
   Investment in affiliated investment companies, at value (cost of $74,067,350) .................     73,863,503
   Interest receivable(1) ........................................................................      3,928,659
   Foreign cash(2) ...............................................................................      1,133,447
   Unrealized appreciation on forward foreign currency contracts .................................        767,524
   Prepaid expenses and other ....................................................................         37,536
                                                                                                     ------------
Total assets .....................................................................................    430,067,047
                                                                                                     ------------
LIABILITIES
   Wrapper agreements ............................................................................      3,999,224
   Payable for securities purchased ..............................................................      3,785,370
   Due to advisor ................................................................................        175,965
   Unrealized depreciation on forward foreign currency contracts .................................        377,507
   Variation margin payable ......................................................................        887,787
   Accrued expenses and other ....................................................................        200,304
                                                                                                     ------------
Total liabilities ................................................................................      9,426,157
                                                                                                     ------------
NET ASSETS .......................................................................................   $420,640,890
                                                                                                     ============

--------------------------------------------------------------------------------
1 Includes $7,637 from the Portfolio's investment in affiliated investment companies.
2  Foreign cash has a cost basis of $1,134,825.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20
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PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


                                                                                                     FOR THE SIX
                                                                                                     MONTHS ENDED
                                                                                                   MARCH 31, 2002
INVESTMENT INCOME
   Dividends from affiliated investment companies ................................................    $   322,231
   Interest ......................................................................................      9,645,288
   Credited rate interest ........................................................................        202,405
                                                                                                      -----------
Total investment income ..........................................................................     10,169,924
                                                                                                      -----------
EXPENSES
   Advisory fees .................................................................................      1,072,069
   Wrapper fees ..................................................................................        346,027
   Administration and service fees ...............................................................         79,180
   Professional fees .............................................................................         17,700
   Trustees fees .................................................................................          5,420
   Miscellaneous .................................................................................          4,258
                                                                                                      -----------
Total expenses ...................................................................................      1,524,654
Less: fee waivers and/or expense reimbursements ..................................................       (323,272)
                                                                                                      -----------
Net expenses .....................................................................................      1,201,382
                                                                                                      -----------
NET INVESTMENT INCOME ............................................................................      8,968,542
                                                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES AND
   WRAPPER AGREEMENTS
   Net realized gain (loss) from:
     Investment transactions .....................................................................       (475,939)
     Foreign currency transactions ...............................................................      1,315,021
     Futures transactions ........................................................................         69,362
   Net change in unrealized appreciation/depreciation on investments
     and foreign currencies ......................................................................     (6,802,938)
   Net change in unrealized appreciation/depreciation on wrapper agreements ......................      5,894,494
                                                                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES
   AND WRAPPER AGREEMENTS ........................................................................             --
                                                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................................................    $ 8,968,542
                                                                                                      ===========



See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                       21
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PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX                   FOR THE
                                                                          MONTHS ENDED                YEAR ENDED
                                                                     MARCH 31, 2002(1)        SEPTEMBER 30, 2001
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income .............................................   $  8,968,542               $ 13,052,325
   Net realized gain (loss) from investment and
     foreign currency transactions ...................................        908,444                 (1,047,760)
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies ...........................     (6,802,938)                 9,704,317
   Net change in unrealized appreciation/depreciation on
     wrapper agreements ..............................................      5,894,494                 (8,656,557)
                                                                         ------------               ------------
Net increase in net assets from operations ...........................      8,968,542                 13,052,325
                                                                         ------------               ------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ....................................    396,533,048                 88,264,998
   Value of capital withdrawn ........................................   (211,663,692)               (75,664,804)
                                                                         ------------               ------------
Net increase in net assets from capital transactions
   in shares of beneficial interest ..................................    184,869,356                 12,600,194
                                                                         ------------               ------------
TOTAL INCREASE IN NET ASSETS .........................................    193,837,898                 25,652,519
NET ASSETS
   Beginning of period ...............................................    226,802,992                201,150,473
                                                                         ------------               ------------
   End of period .....................................................   $420,640,890               $226,802,992
                                                                         ============               ============

--------------------------------------------------------------------------------
1  Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                             FOR THE SIX                              FOR THE     FOR THE PERIOD
                                            MONTHS ENDED                          YEARS ENDED     DEC. 23, 19982
                                               MARCH 31,                        SEPTEMBER 30,            THROUGH
                                                 2002(1)              2001               2000     SEPT. 30, 1999
TOTAL INVESTMENT RETURN                             2.73%               --                 --                 --

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted)                             $420,641          $226,803           $201,150            $26,095
   Ratios to average net assets:
     Net investment income                          5.62%(3)          6.37%              7.33%              6.47%(3)
     Expenses after waivers                         0.75%(3)          0.80%              0.35%              0.49%(3)
     Expenses before waivers                        0.95%(3)          1.01%              0.99%              1.41%(3)
   Portfolio turnover rate                            33%               13%                 0%(4)            149%

--------------------------------------------------------------------------------
1  Unaudited.
2  Commencement of operations.
3  Annualized.
4  Less than 1%.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       23
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PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The PreservationPlus Income (the 'Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. BT Investment Portfolios is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Portfolio's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing fixed income securities, the Portfolio uses the last bid price prior to the calculation of the Portfolio's net asset value. If a current bid price is not available, the Portfolio uses the mean between the latest quoted bid and asked prices. When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On March 31, 2002, there were no fair valued securities.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. DELAYED DELIVERY TRANSACTIONS
The Portfolio may buy or sell securities in transactions that call for payment and delivery beyond the customary settlement period. Positions resulting from these 'when-issued' or delayed delivery transactions are valued as described under 'Valuation of Securities'.

F. FOREIGN CURRENCY TRANSLATION
The Portfolio maintains its accounting records in US dollars. The Portfolio determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Portfolio uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Portfolio uses the prevailing exchange rate on the transaction date.

Net realized and unrealized gains and losses on foreign currency translation shown on the Portfolio's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the US dollar equivalent of the amounts actually received or paid.





--------------------------------------------------------------------------------
                                       24
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PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


When calculating realized and unrealized gains or losses on investments in equity securities, the Portfolio does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the US dollar value of the foreign currency.

G. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may use forward foreign currency contracts to manage foreign exchange rate risk. The Portfolio may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

The Portfolio may also use forward foreign currency contracts to enhance its performance.

The Portfolio determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates.

H. OPTIONS CONTRACTS
The Portfolio may purchase option contracts that allow it to either buy the underlying security (in the case of a call) or sell the underlying security (in the case of a put) at a specified price on or before a specified expiration date. When the Portfolio buys a call, it increases its exposure to the underlying security. When the Portfolio buys a put, it limits its exposure to the underlying security.

The Portfolio treats a purchased option as an investment. When the Portfolio either sells the option or allows it to expire, it records a gain or loss. When the Portfolio purchases a security through the exercise of a call, it adds the premium it paid for the call to the exercise price it paid for the security to determine its cost basis. When the Portfolio sells a security through the exercise of a put, it subtracts the premium it paid for the put from the price it receives for the security to determine its profit or loss.

The Portfolio may also write option contracts that obligate it to either buy the underlying security (in the case of a put) or sell the underlying security (in the case of a call). When the Portfolio writes a put, it increases its exposure to the underlying security. When the Portfolio writes a call, it limits its exposure to the underlying security.

The Portfolio treats a written option as a liability. When the Portfolio buys an option it has written or when the option expires, the Portfolio records a gain or loss. When the Portfolio purchases a security because a put it has written is exercised, it subtracts the premium it received when it wrote the put from the exercise price it pays for the security to determine its cost basis. When the Portfolio sells a security because a call it has written is exercised, it adds the premium it received when it wrote the call to the price it receives for the security to determine its profit or loss.

I. FUTURES CONTRACTS
The Portfolio may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Portfolio agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

When the Portfolio enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Portfolio may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Portfolio records these payments as unrealized gains or losses. When entering into a closing transaction, the Portfolio realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

J. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.




--------------------------------------------------------------------------------
                                       25
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PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.70%. These fees are not charged on assets invested in affiliated Money Market funds. These fees are reduced to 0.10% on assets invested in High Yield Bond Fund.

Investment Company Capital Corp., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM.

To gain exposure to high yield debt securities, the Portfolio may purchase high yield debt securities directly or invest in the Deutsche High Yield Bond Fund, an affiliated mutual fund. The Portfolio will reduce its advisory fee to 0.10% of its average daily net assets with respect to its assets invested in the Deutsche High Yield Bond Fund.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--PURCHASE AND SALE OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended March 31, 2002, were $288,749,262 and $97,086,925, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 2002 was $419,039,874. The aggregate gross unrealized appreciation for all investments at March 31, 2002 was $8,092,844 and the aggregate gross unrealized depreciation for all investments was $2,932,838.

NOTE 4--LINE OF CREDIT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

NOTE 5--WRAPPER AGREEMENTS
The Portfolio enters into agreements with insurance companies, banks or other financial institutions that are designed to protect the Portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. Since there is no market for Wrapper Agreements they are considered illiquid. Wrapper Agreements are valued as described under 'Valuation of Securities'.

A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal.







--------------------------------------------------------------------------------

PreservationPlus Income Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 6--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio had the following open contracts at March 31, 2002:

                                                                                                     Unrealized
                                                                                                  Appreciation/
                                                                                        Contract (Depreciation)
Contracts to Deliver                    In Exchange For     Settlement Date          Value (US$)          (US$)
-----------------------------------------------------------------------------------------------------------------
Purchases
-----------------------------------------------------------------------------------------------------------------
Australian Dollar 24,187,000     US Dollar $ 12,554,021            04/04/02         $ 12,908,457      $ 354,436
Euro              42,226,000     US Dollar   36,470,596            04/04/02           36,837,709        367,113
British Pound      5,282,000     US Dollar    7,475,667            04/04/02            7,521,642         45,975
-----------------------------------------------------------------------------------------------------------------
                                                                   Total Unrealized Appreciation      $ 767,524
-----------------------------------------------------------------------------------------------------------------
Sells
-----------------------------------------------------------------------------------------------------------------
Canadian Dollar  (27,013,000)    US Dollar $(16,965,833)           04/03/02         $(16,931,486)     $  34,348
Swiss Franc      (49,271,000)    US Dollar  (28,810,923)           04/04/02          (29,296,413)      (485,489)
Japanese Yen  (2,896,575,000)    US Dollar  (21,928,798)           04/04/02          (21,855,164)        73,634
-----------------------------------------------------------------------------------------------------------------
                                                                       Total Unrealized Depreciation  $(377,507)
-----------------------------------------------------------------------------------------------------------------
                                                                Total Net Unrealized Appreciation     $ 390,017
-----------------------------------------------------------------------------------------------------------------

NOTE 7--FUTURES CONTRACTS
The Portfolio had the following open contracts at March 31, 2002:

                                                                                                      Unrealized
                                                                                                   Appreciation/
Type of Futures                 Expiration        Contracts      Position        Market Value     (Depreciation)
-------------------------------------------------------------------------------------------------------------------
US Treasury Notes Futures        May 2002                52          Long        $  5,327,563          $(127,563)
Australian 10 Year Bond Future   June 2002               41          Long           2,122,660             12,183
Canadian 10 Year Bond Futures    May 2002               139          Short         (8,725,453)           188,132
Long Gilt Futures                May 2002                33          Short         (5,213,814)           126,572
Long Gilt Futures                May 2002                50          Short         (7,899,718)           127,753
Euro-Bund Futures                May 2002               117          Long          10,694,905           (234,500)
Euro-Bund Futures                May 2002                98          Long           8,958,125           (131,634)
Japanese Bond Futures            May 2002                25          Short        (26,042,170)          (184,473)
-------------------------------------------------------------------------------------------------------------------
Total                                                   555                      $(20,777,902)         $(223,530)
-------------------------------------------------------------------------------------------------------------------

At March 31, 2002, the Portfolio had sufficient securities to cover margin requirements on open futures contracts.




--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.




PreservationPlus Income Fund                                    CUSIP #055922660
                                                                1722SA (3/02)
                                                                Printed 5/02

Distributed by:
ICC Distributors, Inc.